UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.805755.103

AIG-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Gentex Corp.	23,900	$ 474
The Goodyear Tire & Rubber Co. (a)	17,700	509
TRW Automotive Holdings Corp. (a)	12,000	269
		1,252
Automobiles - 0.3%
Bajaj Auto Ltd.	8,117	556
Coachmen Industries, Inc.	2,772	15
DaimlerChrysler AG	8,600	874
Fiat SpA	3,300	91
General Motors Corp. (e)	46,500	1,387
Renault SA	3,300	480
Winnebago Industries, Inc.	19,258	414
		3,817
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	56,600	604
Corinthian Colleges, Inc. (a)	12,700	222
Regis Corp.	11,200	329
Service Corp. International	103,100	1,369
Stewart Enterprises, Inc. Class A	159,302	1,306
		3,830
Hotels, Restaurants & Leisure - 0.6%
Greek Organization of Football Prognostics SA	14,500	563
IHOP Corp.	8,880	451
International Game Technology	700	31
McCormick & Schmick's Seafood Restaurants (a)	12,500	183
McDonald's Corp.	91,500	5,350
MTR Gaming Group, Inc. (a)	13,125	91
Royal Caribbean Cruises Ltd.	17,900	726
WMS Industries, Inc. (a)	42,500	1,420
		8,815
Household Durables - 0.4%
Beazer Homes USA, Inc. (e)	55,000	467
Black & Decker Corp.	13,100	1,083
Furniture Brands International, Inc.	36,800	373
La-Z-Boy, Inc.	59,400	324
Snap-On, Inc.	19,800	968
Standard Pacific Corp.	61,100	211
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	10,800	$ 563
Whirlpool Corp.	21,600	1,749
		5,738
Leisure Equipment & Products - 0.3%
Brunswick Corp.	37,600	767
Callaway Golf Co.	48,826	833
Eastman Kodak Co.	44,900	1,054
MarineMax, Inc. (a)	38,200	625
Mattel, Inc.	50,100	1,001
		4,280
Media - 1.2%
Belo Corp. Series A	32,300	535
Cinemark Holdings, Inc.	27,500	459
Comcast Corp. Class A (a)	52,200	1,072
E.W. Scripps Co. Class A	47,900	2,081
GateHouse Media, Inc.	14,800	121
Grupo Televisa SA de CV (CPO) sponsored ADR	46,200	1,117
Lamar Advertising Co. Class A	10,400	541
Liberty Global, Inc. Class A (a)	24,900	1,011
Live Nation, Inc. (a)	161,387	2,166
Naspers Ltd. Class N sponsored ADR	34,700	916
R.H. Donnelley Corp. (a)	14,300	635
Time Warner, Inc.	303,600	5,240
Valassis Communications, Inc. (a)	72,040	888
		16,782
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	56,500	1,331
Retail Ventures, Inc. (a)	48,000	333
Sears Holdings Corp. (a)	14,800	1,562
Target Corp.	19,200	1,153
Tuesday Morning Corp.	54,614	406
		4,785
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	33,500	1,205
American Eagle Outfitters, Inc.	5,500	126
AnnTaylor Stores Corp. (a)	28,800	877
Asbury Automotive Group, Inc.	26,923	451
Build-A-Bear Workshop, Inc. (a)(e)	23,500	371
Christopher & Banks Corp.	37,100	598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	8,800	$ 136
Collective Brands, Inc. (a)	90,133	1,382
Foot Locker, Inc.	60,000	783
Gamestop Corp. Class A (a)	25,400	1,459
Home Depot, Inc.	29,400	840
OfficeMax, Inc.	32,000	798
Pacific Sunwear of California, Inc. (a)	52,600	862
PetSmart, Inc.	34,077	971
Ross Stores, Inc.	39,179	1,034
Select Comfort Corp. (a)	32,200	343
Staples, Inc.	84,340	1,999
The Children's Place Retail Stores, Inc. (a)	51,217	1,458
TJX Companies, Inc.	20,100	590
Tween Brands, Inc. (a)	38,500	969
Williams-Sonoma, Inc.	2,400	70
		17,322
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	14,200	945
TOTAL CONSUMER DISCRETIONARY		67,566
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Cott Corp. (a)	157,144	945
Fomento Economico Mexicano SA de CV sponsored ADR	35,700	1,157
Remy Cointreau SA	12,203	888
		2,990
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	86,988	3,487
Kroger Co.	4,100	118
Performance Food Group Co. (a)	14,900	413
Rite Aid Corp. (a)	191,400	712
SUPERVALU, Inc.	49,500	2,073
Sysco Corp.	30,800	1,001
The Pantry, Inc. (a)	23,220	669
Winn-Dixie Stores, Inc. (a)(e)	137,607	2,602
		11,075
Food Products - 0.7%
BioMar Holding AS	6,450	240
Bunge Ltd.	6,300	708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA	56,500	$ 713
Chiquita Brands International, Inc. (a)	54,500	1,046
Corn Products International, Inc.	53,000	2,084
Global Bio-Chem Technology Group Co. Ltd.	900,000	251
Groupe Danone	4,100	364
Leroy Seafood Group ASA	44,700	806
Marine Harvest ASA (a)	1,846,000	1,155
McCormick & Co., Inc. (non-vtg.)	27,200	1,039
Nestle SA (Reg.)	1,917	916
Tyson Foods, Inc. Class A	75,600	1,127
		10,449
Household Products - 0.9%
Central Garden & Pet Co.	89,855	483
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	625
Energizer Holdings, Inc. (a)	900	102
Procter & Gamble Co.	148,073	10,957
		12,167
Personal Products - 0.2%
Avon Products, Inc.	74,700	3,066
Dabur India Ltd.	14,330	40
Marico Ltd.	32,243	53
		3,159
Tobacco - 0.8%
Altria Group, Inc.	102,670	7,963
British American Tobacco PLC	29,500	1,160
ITC Ltd.	22,691	108
Japan Tobacco, Inc.	191	1,084
Swedish Match Co.	21,800	503
		10,818
TOTAL CONSUMER STAPLES		50,658
ENERGY - 9.6%
Energy Equipment & Services - 5.6%
Aker Kvaerner ASA	5,000	143
Baker Hughes, Inc.	37,000	2,970
Cameron International Corp. (a)	12,450	1,161
Compagnie Generale de Geophysique SA sponsored ADR (a)(e)	10,000	601
ENGlobal Corp. (a)	27,761	300
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Expro International Group PLC	182,151	$ 3,800
Exterran Holdings, Inc. (a)	22,767	1,822
FMC Technologies, Inc. (a)	12,500	695
Grant Prideco, Inc. (a)	44,600	2,145
Halliburton Co.	16,700	611
Nabors Industries Ltd. (a)	17,900	482
NATCO Group, Inc. Class A (a)	10,095	480
National Oilwell Varco, Inc. (a)	536,100	36,537
Noble Corp.	34,400	1,793
Oceaneering International, Inc. (a)	14,700	938
Parker Drilling Co. (a)	71,171	509
Pride International, Inc. (a)	157,200	5,183
Schlumberger Ltd. (NY Shares)	13,000	1,215
Smith International, Inc.	109,300	6,855
Superior Energy Services, Inc. (a)	35,056	1,223
Transocean, Inc. (a)	14,929	2,050
Weatherford International Ltd. (a)	112,700	7,057
		78,570
Oil, Gas & Consumable Fuels - 4.0%
Alpha Natural Resources, Inc. (a)	39,700	1,116
Apache Corp.	5,300	513
Aurora Oil & Gas Corp. (a)	348,592	471
Boardwalk Pipeline Partners, LP	700	22
Cabot Oil & Gas Corp.	32,400	1,115
Canadian Natural Resources Ltd.	16,000	1,039
Chesapeake Energy Corp.	57,900	2,192
Denbury Resources, Inc. (a)	16,500	880
El Paso Corp.	11,900	191
El Paso Pipeline Partners LP	19,100	445
Ellora Energy, Inc. (a)(f)	106,700	1,280
Energy Transfer Equity LP	1,000	35
EOG Resources, Inc.	28,700	2,376
Evergreen Energy, Inc. (a)(e)	191,500	703
Forest Oil Corp. (a)	21,600	1,017
Foundation Coal Holdings, Inc.	30,900	1,404
Goodrich Petroleum Corp. (a)(e)	17,100	418
Helix Energy Solutions Group, Inc. (a)(e)	20,800	844
International Coal Group, Inc. (a)	100,639	504
Kodiak Oil & Gas Corp. (a)	149,510	356
Mariner Energy, Inc. (a)	14,300	310
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	8,800	$ 299
McMoRan Exploration Co. (a)	9,600	113
Newfield Exploration Co. (a)	19,100	952
OPTI Canada, Inc. (a)	38,600	687
Peabody Energy Corp.	8,800	490
Petrohawk Energy Corp. (a)	56,400	919
Petroleum Development Corp. (a)	11,700	593
Plains Exploration & Production Co. (a)	26,800	1,351
Quicksilver Resources, Inc. (a)	53,500	2,707
Range Resources Corp.	71,350	2,903
Southwestern Energy Co. (a)	37,600	1,871
Strateco Resources, Inc. (a)	67,000	206
Suncor Energy, Inc.	13,000	1,243
Targa Resources Partners LP	28,200	804
Tesoro Corp.	14,600	718
Ultra Petroleum Corp. (a)	49,500	3,213
Uranium One, Inc. (a)	88,700	823
Valero Energy Corp.	246,600	16,046
Williams Companies, Inc.	45,000	1,562
XTO Energy, Inc.	7,300	451
		55,182
TOTAL ENERGY		133,752
FINANCIALS - 13.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	20,120	1,181
Ares Capital Corp.	113,660	1,712
Bank of New York Mellon Corp.	92,062	4,415
Bear Stearns Companies, Inc. (e)	15,300	1,525
Charles Schwab Corp.	34,000	827
Credit Suisse Group sponsored ADR	15,500	935
EFG International	11,000	447
Fortress Investment Group LLC (e)	38,700	705
Franklin Resources, Inc.	28,200	3,474
Goldman Sachs Group, Inc.	13,100	2,969
Janus Capital Group, Inc.	30,700	1,031
Julius Baer Holding AG	18,106	1,530
Lazard Ltd. Class A	15,800	769
Legg Mason, Inc.	26,300	2,007
Lehman Brothers Holdings, Inc.	120,700	7,559
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
MF Global Ltd.	46,200	$ 1,332
State Street Corp.	45,385	3,626
T. Rowe Price Group, Inc.	46,462	2,856
UBS AG (Reg.)	31,260	1,578
		40,478
Commercial Banks - 1.6%
Bank of Montreal	6,700	425
Colonial Bancgroup, Inc.	48,600	774
First Community Bancorp, California	18,100	814
M&T Bank Corp.	10,200	928
National Bank of Canada	17,700	956
PNC Financial Services Group, Inc.	53,100	3,887
Prosperity Bancshares, Inc.	13,400	431
Sterling Financial Corp., Washington	52,504	941
SunTrust Banks, Inc.	18,000	1,262
UCBH Holdings, Inc.	77,200	1,241
Unicredito Italiano SpA	108,700	926
UnionBanCal Corp.	700	38
Wachovia Corp.	66,813	2,873
Wells Fargo & Co.	171,300	5,555
Wintrust Financial Corp.	23,200	819
Zions Bancorp	7,906	431
		22,301
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	40,200	367
American Express Co.	27,500	1,622
Discover Financial Services	48,900	849
		2,838
Diversified Financial Services - 3.6%
Bank of America Corp.	287,074	13,243
Bolsa de Mercadorias & Futuros - BM&F SA	40,300	549
Bovespa Holding SA	44,000	832
Citigroup, Inc.	352,800	11,748
Deutsche Boerse AG	6,900	1,294
JPMorgan Chase & Co.	310,480	14,164
Kotak Mahindra Bank Ltd. sponsored GDR (f)	7,735	241
Maiden Holdings Ltd. (f)	52,100	417
MarketAxess Holdings, Inc. (a)	16,319	234
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Onex Corp. (sub. vtg.)	11,600	$ 421
PICO Holdings, Inc. (a)	169,116	6,509
		49,652
Insurance - 2.6%
ACE Ltd.	52,900	3,165
Admiral Group PLC	14,300	306
AFLAC, Inc.	15,300	958
AMBAC Financial Group, Inc.	11,500	313
American International Group, Inc.	184,225	10,709
Argo Group International Holdings, Ltd. (a)	7,400	292
Aspen Insurance Holdings Ltd.	50,600	1,457
Assurant, Inc.	17,260	1,129
Endurance Specialty Holdings Ltd.	8,300	335
Hartford Financial Services Group, Inc.	29,000	2,764
IPC Holdings Ltd.	17,200	508
MBIA, Inc.	31,400	1,146
MetLife, Inc.	31,700	2,079
Montpelier Re Holdings Ltd.	43,400	752
National Financial Partners Corp.	22,200	1,008
Platinum Underwriters Holdings Ltd.	21,100	766
Principal Financial Group, Inc.	33,200	2,174
Prudential Financial, Inc.	35,300	3,323
Sony Financial Holdings, Inc.	268	1,013
T&D Holdings, Inc.	18,650	1,082
W.R. Berkley Corp.	15,200	465
Willis Group Holdings Ltd.	6,200	248
Zenith National Insurance Corp.	9,400	395
		36,387
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	9,500	933
American Financial Realty Trust (SBI)	43,100	348
Annaly Capital Management, Inc.	140,700	2,421
BRE Properties, Inc.	1,900	85
British Land Co. PLC	38,500	727
CapitalSource, Inc. (e)	29,600	496
Chimera Investment Corp.	59,322	920
Developers Diversified Realty Corp.	38,900	1,728
Duke Realty LP	41,500	1,091
Education Realty Trust, Inc.	18,725	225
Friedman, Billings, Ramsey Group, Inc. Class A	20,300	61
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	30,000	$ 1,393
HCP, Inc.	42,000	1,405
Healthcare Realty Trust, Inc.	25,500	648
Hersha Hospitality Trust	6,413	65
Highwoods Properties, Inc. (SBI)	21,000	666
Home Properties, Inc.	5,300	240
Potlatch Corp.	1,400	64
Public Storage	7,700	596
Quadra Realty Trust, Inc.	23,200	168
Senior Housing Properties Trust (SBI)	18,600	411
Simon Property Group, Inc.	1,700	167
SL Green Realty Corp.	3,100	322
Sovran Self Storage, Inc.	7,200	315
Tanger Factory Outlet Centers, Inc.	10,100	425
UDR, Inc.	66,376	1,462
Unibail-Rodamco	300	67
Vornado Realty Trust	12,300	1,107
		18,556
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	800	17
CB Richard Ellis Group, Inc. Class A (a)	100,700	2,392
Meruelo Maddux Properties, Inc.	28,500	120
		2,529
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	109,100	1,180
Fannie Mae	93,200	3,581
Freddie Mac	108,900	3,819
Hudson City Bancorp, Inc.	199,900	3,042
MGIC Investment Corp.	23,900	562
New York Community Bancorp, Inc.	73,600	1,370
NewAlliance Bancshares, Inc.	39,400	508
People's United Financial, Inc.	65,690	1,115
Washington Federal, Inc.	51,274	1,203
		16,380
TOTAL FINANCIALS		189,121
HEALTH CARE - 5.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	57,900	3,199
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	15,800	$ 1,171
Cephalon, Inc. (a)	29,884	2,239
DUSA Pharmaceuticals, Inc. (a)	86,021	184
Genentech, Inc. (a)	13,800	1,052
Gilead Sciences, Inc. (a)	30,300	1,410
MannKind Corp. (a)	70,705	665
Neurocrine Biosciences, Inc. (a)	89,600	1,167
PDL BioPharma, Inc. (a)	61,000	1,080
Theravance, Inc. (a)	52,100	1,255
Vertex Pharmaceuticals, Inc. (a)	24,100	612
		14,034
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	8,220	1,144
American Medical Systems Holdings, Inc. (a)	127,700	1,746
ArthroCare Corp. (a)	22,594	1,223
Aspect Medical Systems, Inc. (a)	52,400	779
Becton, Dickinson & Co.	11,600	960
C.R. Bard, Inc.	20,400	1,724
Covidien Ltd.	47,800	1,917
Hillenbrand Industries, Inc.	21,700	1,168
Integra LifeSciences Holdings Corp. (a)	32,000	1,326
Inverness Medical Innovations, Inc. (a)	65,828	3,863
Medtronic, Inc.	13,400	681
Micrus Endovascular Corp. (a)	24,500	449
Quidel Corp. (a)	13,823	261
Respironics, Inc. (a)	8,900	438
Smith & Nephew PLC	23,100	276
Sonova Holding AG	11,344	1,212
		19,167
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	99,110	703
Brookdale Senior Living, Inc.	19,756	654
Cardinal Health, Inc.	8,600	521
DaVita, Inc. (a)	17,500	1,084
Health Net, Inc. (a)	22,300	1,083
HealthSouth Corp. (a)(e)	35,956	713
Henry Schein, Inc. (a)	3,800	225
Humana, Inc. (a)	13,286	1,023
McKesson Corp.	25,400	1,695
Medco Health Solutions, Inc. (a)	8,350	835
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	73,795	$ 4,059
Universal American Financial Corp. (a)	52,379	1,249
		13,844
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	54,500	964
Cerner Corp. (a)	16,300	974
HLTH Corp. (a)	91,100	1,274
IMS Health, Inc.	48,400	1,130
		4,342
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	34,930	324
Charles River Laboratories International, Inc. (a)	24,700	1,569
Pharmaceutical Product Development, Inc.	28,700	1,215
Thermo Fisher Scientific, Inc. (a)	9,400	542
		3,650
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)	42,318	1,826
Alpharma, Inc. Class A	49,690	1,043
Barr Pharmaceuticals, Inc. (a)	31,700	1,702
Cipla Ltd.	28,660	133
Jazz Pharmaceuticals, Inc.	48,200	748
Johnson & Johnson	13,500	914
Merck & Co., Inc.	66,700	3,959
MGI Pharma, Inc. (a)	33,900	1,173
Schering-Plough Corp.	66,400	2,078
Wyeth	72,800	3,574
XenoPort, Inc. (a)	14,400	757
		17,907
TOTAL HEALTH CARE		72,944
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	23,700	143
DRS Technologies, Inc.	18,800	1,113
General Dynamics Corp.	38,100	3,383
Hexcel Corp. (a)	98,622	2,512
Honeywell International, Inc.	30,300	1,716
Ladish Co., Inc. (a)	5,713	252
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	50,669	$ 1,219
Raytheon Co.	28,300	1,750
Rockwell Collins, Inc.	16,500	1,190
Spirit AeroSystems Holdings, Inc. Class A	44,600	1,559
Triumph Group, Inc.	3,500	284
United Technologies Corp.	57,700	4,314
		19,435
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	9,100	469
Expeditors International of Washington, Inc.	500	23
Forward Air Corp.	43,714	1,415
United Parcel Service, Inc. Class B	21,700	1,599
UTI Worldwide, Inc.	35,249	836
		4,342
Airlines - 0.3%
AirTran Holdings, Inc. (a)	114,800	975
Delta Air Lines, Inc. (a)	47,578	940
easyJet PLC (a)	9,600	111
Frontier Airlines Holdings, Inc. (a)(e)	48,451	296
Northwest Airlines Corp. (a)	38,700	704
US Airways Group, Inc. (a)	34,500	717
		3,743
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	47,188	789
Allied Waste Industries, Inc. (a)	121,400	1,385
CDI Corp.	7,002	187
Clean Harbors, Inc. (a)	30,413	1,634
Covanta Holding Corp. (a)	49,500	1,336
Diamond Management & Technology Consultants, Inc.	33,897	252
EnergySolutions, Inc.	8,300	198
Equifax, Inc.	26,200	975
IHS, Inc. Class A (a)	6,700	470
Kenexa Corp. (a)	2,200	43
Manpower, Inc.	700	43
R.R. Donnelley & Sons Co.	6,000	220
Robert Half International, Inc.	22,200	599
The Brink's Co.	35,864	2,295
Waste Management, Inc.	36,200	1,242
		11,668
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.2%
AMEC PLC	90,700	$ 1,431
Chicago Bridge & Iron Co. NV (NY Shares)	107,100	5,692
Fluor Corp.	51,900	7,638
Granite Construction, Inc.	4,200	172
Great Lakes Dredge & Dock Corp.	148,368	1,322
KBR, Inc.	14,950	595
Shaw Group, Inc. (a)	121,200	7,687
URS Corp. (a)	115,440	6,637
		31,174
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	37,700	1,108
Belden, Inc.	9,700	447
Ceres Power Holdings PLC (a)	2,400	14
Cooper Industries Ltd. Class A	19,500	979
General Cable Corp. (a)	23,200	1,726
JA Solar Holdings Co. Ltd. ADR	21,800	1,294
Renewable Energy Corp. AS (a)	51,500	2,525
Vestas Wind Systems AS (a)	10,500	997
		9,090
Industrial Conglomerates - 0.6%
3M Co.	7,300	608
General Electric Co.	80,745	3,092
McDermott International, Inc. (a)	44,700	2,338
Siemens AG sponsored ADR	13,100	1,988
Walter Industries, Inc.	5,000	173
		8,199
Machinery - 1.0%
Bucyrus International, Inc. Class A	40,600	3,561
CIRCOR International, Inc.	26,700	1,159
Cummins, Inc.	10,200	1,192
Danaher Corp.	12,100	1,051
Deere & Co.	4,500	773
Eaton Corp.	2,900	259
Flowserve Corp.	13,100	1,233
Force Protection, Inc. (a)	85,954	929
Gardner Denver, Inc. (a)	4,800	159
IDEX Corp.	27,150	969
Ingersoll-Rand Co. Ltd. Class A	18,400	950
Navistar International Corp. (a)	1,900	99
Oshkosh Truck Co.	17,800	856
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Sulzer AG (Reg.)	301	$ 454
Terex Corp. (a)	900	58
		13,702
Marine - 0.4%
Alexander & Baldwin, Inc.	38,488	1,978
American Commercial Lines, Inc. (a)(e)	125,295	2,179
Navios Maritime Holdings, Inc.	65,800	960
Ultrapetrol (Bahamas) Ltd.	1,200	21
		5,138
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	11,200	935
Con-way, Inc.	2,900	123
J.B. Hunt Transport Services, Inc.	12,200	321
Ryder System, Inc.	23,100	1,002
Union Pacific Corp.	12,800	1,615
Universal Truckload Services, Inc. (a)	60,340	1,053
YRC Worldwide, Inc. (a)	40,210	712
		5,761
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	42,100	1,704
TOTAL INDUSTRIALS		113,956
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.1%
Adtran, Inc.	95,640	2,074
Alcatel-Lucent SA sponsored ADR	143,379	1,161
Avocent Corp. (a)	28,033	698
Cisco Systems, Inc. (a)	82,600	2,314
Comverse Technology, Inc. (a)	44,200	716
Dycom Industries, Inc. (a)	56,400	1,587
Finisar Corp. (a)	324,227	551
Harris Corp.	45,900	2,881
MasTec, Inc. (a)	37,700	381
Motorola, Inc.	101,700	1,624
Polycom, Inc. (a)	8,400	204
Powerwave Technologies, Inc. (a)	41,800	173
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	11,800	$ 481
Telefonaktiebolaget LM Ericsson (B Shares)	151,000	369
		15,214
Computers & Peripherals - 1.2%
Apple, Inc. (a)	9,000	1,640
Diebold, Inc.	20,800	706
Electronics for Imaging, Inc. (a)	32,932	755
Hewlett-Packard Co.	75,400	3,857
Hutchinson Technology, Inc. (a)	40,400	1,063
NCR Corp. (a)	74,100	1,774
Network Appliance, Inc. (a)	63,300	1,564
SanDisk Corp. (a)	30,700	1,149
Seagate Technology	47,064	1,214
Sun Microsystems, Inc. (a)	21,800	453
Teradata Corp. (a)	37,000	961
Western Digital Corp. (a)	34,500	953
		16,089
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	71,900	2,720
Amphenol Corp. Class A	85,800	3,719
Arrow Electronics, Inc. (a)	27,500	1,018
Avnet, Inc. (a)	38,500	1,328
Flextronics International Ltd. (a)	128,500	1,537
Ibiden Co. Ltd.	5,700	450
Ingram Micro, Inc. Class A (a)	14,400	287
Itron, Inc. (a)	56,536	4,384
Molex, Inc.	24,600	678
Tyco Electronics Ltd.	45,900	1,716
		17,837
Internet Software & Services - 0.7%
eBay, Inc. (a)	2,681	90
Google, Inc. Class A (sub. vtg.) (a)	5,700	3,950
LoopNet, Inc. (a)	65,736	1,010
Open Text Corp. (a)	30,200	972
TheStreet.com, Inc.	24,103	296
ValueClick, Inc. (a)	32,400	766
VeriSign, Inc. (a)	54,800	2,241
Yahoo!, Inc. (a)	35,000	938
		10,263
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
CACI International, Inc. Class A (a)	37,012	$ 1,680
Cognizant Technology Solutions Corp. Class A (a)	16,100	501
ManTech International Corp. Class A (a)	19,921	771
MoneyGram International, Inc.	38,261	591
Patni Computer Systems Ltd. sponsored ADR	30,500	494
Paychex, Inc.	18,889	737
Perot Systems Corp. Class A (a)	36,884	485
Sapient Corp. (a)	32,700	237
Satyam Computer Services Ltd. sponsored ADR	37,600	984
SI International, Inc. (a)	8,600	223
The Western Union Co.	58,100	1,313
Unisys Corp. (a)	334,728	1,660
WNS Holdings Ltd. ADR (a)	29,000	554
		10,230
Office Electronics - 0.1%
Xerox Corp.	66,600	1,124
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	199,900	1,951
Altera Corp.	31,200	586
AMIS Holdings, Inc. (a)	127,706	980
Analog Devices, Inc.	47,100	1,450
Applied Materials, Inc.	2,400	45
Applied Micro Circuits Corp. (a)	109,776	276
ASAT Holdings Ltd. (a)	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	1
ASML Holding NV (NY Shares) (a)	27,344	950
Atmel Corp. (a)	467,400	2,052
Axcelis Technologies, Inc. (a)	174,200	826
Cypress Semiconductor Corp. (a)	139,400	4,631
DSP Group, Inc. (a)	29,500	399
Fairchild Semiconductor International, Inc. (a)	113,100	1,794
FormFactor, Inc. (a)	4,300	163
Hittite Microwave Corp. (a)	28,362	1,225
Infineon Technologies AG sponsored ADR (a)	77,600	919
Integrated Device Technology, Inc. (a)	142,100	1,724
Intersil Corp. Class A	27,000	673
LTX Corp. (a)	204,300	490
Maxim Integrated Products, Inc.	182,500	4,232
Microchip Technology, Inc.	42,800	1,232
National Semiconductor Corp.	99,100	2,265
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nec Electronics Corp. (a)	14,300	$ 401
PMC-Sierra, Inc. (a)	45,000	316
RF Micro Devices, Inc. (a)(e)	20,600	119
Rudolph Technologies, Inc. (a)	57,634	689
Samsung Electronics Co. Ltd.	1,570	963
Semitool, Inc. (a)(e)	67,075	620
Skyworks Solutions, Inc. (a)	12,000	109
Teradyne, Inc. (a)	109,400	1,191
Varian Semiconductor Equipment Associates, Inc. (a)	55,100	2,287
Xilinx, Inc.	39,600	867
		36,426
Software - 1.4%
Activision, Inc. (a)	17,100	379
Adobe Systems, Inc. (a)	3,100	131
Autodesk, Inc. (a)	22,069	1,039
Electronic Arts, Inc. (a)	16,900	950
Fair Isaac Corp.	32,100	1,186
McAfee, Inc. (a)	19,200	748
Microsoft Corp.	62,400	2,097
Misys PLC	211,400	873
Nintendo Co. Ltd.	10,700	6,514
Parametric Technology Corp. (a)	24,000	401
Quest Software, Inc. (a)	86,500	1,399
Sandvine Corp. (a)	165,500	882
Sandvine Corp. (U.K.) (a)	21,300	114
Sourcefire, Inc.	82,237	667
Take-Two Interactive Software, Inc. (a)	96,500	1,446
Ubisoft Entertainment SA (a)	8,256	719
		19,545
TOTAL INFORMATION TECHNOLOGY		126,728
MATERIALS - 3.9%
Chemicals - 1.8%
Agrium, Inc.	1,300	75
Airgas, Inc.	19,500	965
Albemarle Corp.	18,100	799
Arkema sponsored ADR (a)	23,200	1,472
Bayer AG	1,400	115
Calgon Carbon Corp. (a)	36,116	526
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	80,200	$ 3,182
Chemtura Corp.	161,100	1,208
Hercules, Inc.	77,800	1,510
Israel Chemicals Ltd.	115,800	1,221
K&S AG	3,300	672
Linde AG	4,200	549
Monsanto Co.	40,900	4,064
Spartech Corp.	54,037	738
The Mosaic Co. (a)	98,000	6,777
Tokai Carbon Co. Ltd.	12,000	131
Tronox, Inc.:
Class A	77,050	636
Class B	17,200	139
		24,779
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	68,117	750
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	7,100	341
Alamos Gold, Inc. (a)	72,500	366
Alcoa, Inc.	113,100	4,113
Allegheny Technologies, Inc.	14,300	1,398
Anglo Platinum Ltd.	5,400	771
ArcelorMittal SA (NY Reg.) Class A	14,508	1,071
Carpenter Technology Corp.	26,932	2,032
Eldorado Gold Corp. (a)	52,000	304
First Quantum Minerals Ltd.	8,700	827
Freeport-McMoRan Copper & Gold, Inc. Class B	1,700	168
Goldcorp, Inc.	4,900	158
Ivanhoe Mines Ltd. (a)	80,000	891
Lihir Gold Ltd. (a)	203,837	704
Lundin Mining Corp. (a)	54,200	531
Newcrest Mining Ltd.	59,671	1,780
Nucor Corp.	12,600	746
Polymet Mining Corp. (a)	31,200	98
Reliance Steel & Aluminum Co.	39,900	2,058
Stillwater Mining Co. (a)	73,015	708
Titanium Metals Corp. (e)	233,157	6,918
Yamana Gold, Inc.	162,944	2,110
		28,093
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	15,200	$ 500
TOTAL MATERIALS		54,122
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	539,280	20,606
Cincinnati Bell, Inc. (a)	257,321	1,225
Cogent Communications Group, Inc. (a)	29,300	609
Covad Communications Group, Inc. (a)	588,188	541
Level 3 Communications, Inc. (a)	128,600	432
NeuStar, Inc. Class A (a)	65,000	2,065
Qwest Communications International, Inc. (a)	137,100	909
Verizon Communications, Inc.	176,400	7,622
		34,009
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	15,600	962
American Tower Corp. Class A (a)	43,880	1,998
Crown Castle International Corp. (a)	35,400	1,485
NII Holdings, Inc. (a)	16,700	921
Vivo Participacoes SA (PN) sponsored ADR (a)	65,600	379
		5,745
TOTAL TELECOMMUNICATION SERVICES		39,754
UTILITIES - 3.5%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	21,400	1,300
DPL, Inc.	51,300	1,553
E.ON AG	8,500	1,744
Edison International	23,400	1,310
Electricite de France	3,000	365
Entergy Corp.	31,300	3,742
Exelon Corp.	1,900	154
PPL Corp.	55,700	2,838
Reliant Energy, Inc. (a)	150,700	3,924
		16,930
Gas Utilities - 0.2%
Equitable Resources, Inc.	25,100	1,327
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Gaz de France	7,000	$ 392
Questar Corp.	14,300	764
		2,483
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	221,000	4,829
Constellation Energy Group, Inc.	51,100	5,121
Dynegy, Inc. Class A (a)	203,600	1,549
International Power PLC	11,900	112
NRG Energy, Inc. (a)	257,582	10,919
		22,530
Multi-Utilities - 0.5%
CMS Energy Corp.	73,500	1,281
Public Service Enterprise Group, Inc.	38,000	3,638
Sempra Energy	11,800	739
Wisconsin Energy Corp.	10,900	521
		6,179
TOTAL UTILITIES		48,122
TOTAL COMMON STOCKS (Cost $763,220)		896,723
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co.	2,400	232
FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,300	141
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	12,700	$ 1,856
TOTAL CONVERTIBLE PREFERRED STOCKS		2,229
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Freddie Mac 8.375%	40,000	1,020
TOTAL PREFERRED STOCKS (Cost $2,637)		3,249
Corporate Bonds - 4.5%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 480	442
McMoRan Exploration Co. 6% 7/2/08	580	610
		1,052
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	710
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	391
TOTAL HEALTH CARE		1,101
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	51	40
Cypress Semiconductor Corp. 1% 9/15/09 (f)	270	408
		448
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	$ 510	$ 429
TOTAL CONVERTIBLE BONDS		3,030
Nonconvertible Bonds - 4.3%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	19	20
9% 7/1/15	20	21
		41
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	95	72
General Motors Corp.:
8.25% 7/15/23	25	21
8.375% 7/15/33	55	45
		138
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	197
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	70
Service Corp. International:
6.75% 4/1/15	70	66
7.5% 4/1/27	70	64
		397
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	150	138
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	40	35
Herbst Gaming, Inc. 8.125% 6/1/12	25	17
MGM Mirage, Inc.:
5.875% 2/27/14	280	253
7.5% 6/1/16	70	69
Mohegan Tribal Gaming Authority 6.875% 2/15/15	15	14
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	140	111
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	30	29
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10	$ 140	$ 111
9.625% 6/1/14	35	26
		803
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	92
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	28
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	544
Cablevision Systems Corp. 9.6444% 4/1/09 (i)	245	252
Cadmus Communications Corp. 8.375% 6/15/14	30	27
CanWest Media, Inc. 8% 9/15/12	280	261
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10	9
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	133
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	425	414
Comcast Corp. 6.45% 3/15/37	548	547
Cox Communications, Inc. 6.45% 12/1/36 (f)	240	237
CSC Holdings, Inc. 7.625% 4/1/11	258	253
EchoStar Communications Corp. 7.125% 2/1/16	140	146
News America Holdings, Inc. 7.75% 12/1/45	510	575
News America, Inc.:
6.15% 3/1/37	235	224
6.2% 12/15/34	990	954
PanAmSat Corp. 9% 6/15/16	160	162
Paxson Communications Corp. 8.4925% 1/15/12 (f)(i)	250	250
R.H. Donnelley Corp. 8.875% 10/15/17 (f)	80	78
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	160	131
Time Warner Cable, Inc.:
5.85% 5/1/17	363	359
6.55% 5/1/37	947	940
TL Acquisitions, Inc.:
10.5% 1/15/15 (f)	325	314
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
TL Acquisitions, Inc.: - continued
13.25% 7/15/15 (d)(f)	$ 110	$ 86
Valassis Communications, Inc. 8.25% 3/1/15	290	247
Viacom, Inc.:
6.125% 10/5/17	310	308
6.75% 10/5/37	105	104
		7,555
Multiline Retail - 0.0%
Dollar General Corp. 10.625% 7/15/15 (f)	90	81
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	20	16
		97
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	343
Michaels Stores, Inc. 10% 11/1/14	135	133
Sally Holdings LLC:
9.25% 11/15/14	145	144
10.5% 11/15/16	50	49
Sonic Automotive, Inc. 8.625% 8/15/13	305	302
Toys 'R' US, Inc. 7.875% 4/15/13	280	226
United Auto Group, Inc. 7.75% 12/15/16	130	125
		1,322
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.7841% 12/15/14 (f)(i)	40	39
TOTAL CONSUMER DISCRETIONARY		10,512
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc.:
7.25% 5/15/17 (f)	200	188
8.375% 12/15/14	270	271
Diageo Capital PLC 5.75% 10/23/17	254	257
		716
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (i)	790	774
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 9.5% 6/15/17 (f)	$ 265	$ 230
Stater Brothers Holdings, Inc. 7.75% 4/15/15	110	107
		1,111
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	130	115
Kraft Foods, Inc. 6% 2/11/13	470	487
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	145	139
Smithfield Foods, Inc. 7.75% 7/1/17	60	58
		799
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	435	456
TOTAL CONSUMER STAPLES		3,082
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (f)	70	70
Complete Production Services, Inc. 8% 12/15/16	70	67
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		227
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	157
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	80	71
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	223
Duke Capital LLC 6.75% 2/15/32	485	504
Duke Energy Field Services 6.45% 11/3/36 (f)	470	469
Forest Oil Corp. 7.25% 6/15/19 (f)	110	108
Kinder Morgan Energy Partners LP 6.95% 1/15/38	65	68
Mariner Energy, Inc. 8% 5/15/17	80	75
Massey Energy Co. 6.875% 12/15/13	120	113
Nakilat, Inc. 6.067% 12/31/33 (f)	515	501
Nexen, Inc.:
5.875% 3/10/35	355	331
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 290	$ 286
OPTI Canada, Inc. 8.25% 12/15/14 (f)	265	261
Peabody Energy Corp. 7.375% 11/1/16	135	137
Pemex Project Funding Master Trust 6.18% 12/3/12 (f)(i)	200	199
Petrohawk Energy Corp. 9.125% 7/15/13	100	105
Plains All American Pipeline LP:
6.125% 1/15/17	280	283
6.65% 1/15/37	520	536
Plains Exploration & Production Co. 7% 3/15/17	90	86
Range Resources Corp. 7.375% 7/15/13	40	40
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	379
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	178
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	327
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
Valero Energy Corp. 6.625% 6/15/37	215	223
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	82
		6,256
TOTAL ENERGY		6,483
FINANCIALS - 0.9%
Capital Markets - 0.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	850	881
BlackRock, Inc. 6.25% 9/15/17	490	507
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	487
6.75% 10/1/37	425	417
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,636
JPMorgan Chase Capital XX 6.55% 9/29/36	235	206
Lehman Brothers Holdings, Inc. 6% 5/3/32 (i)	440	391
Morgan Stanley 4.75% 4/1/14	220	210
		4,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.2%
Bank of America NA:
5.3% 3/15/17	$ 220	$ 213
6% 10/15/36	96	92
HSBC Holdings PLC 6.5% 9/15/37	575	545
Standard Chartered Bank 6.4% 9/26/17 (f)	874	895
Wachovia Bank NA 5.85% 2/1/37	450	413
		2,158
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC:
8% 12/15/16	80	70
9.6925% 4/15/12 (i)	70	69
9.875% 8/10/11	145	140
General Electric Capital Corp.:
5.625% 9/15/17	325	335
6.375% 11/15/67 (i)	500	509
General Motors Acceptance Corp.:
6.75% 12/1/14	140	113
6.875% 9/15/11	95	82
6.875% 8/28/12	80	68
8% 11/1/31	35	29
GMAC LLC 6.625% 5/15/12	70	60
SLM Corp.:
4% 1/15/09	135	130
4.5% 7/26/10	325	308
5.2238% 7/27/09 (i)	148	139
5.2438% 7/26/10 (i)	564	525
		2,577
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	260	260
Citigroup, Inc. 5.875% 5/29/37	100	93
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	60	58
9% 6/1/16 (f)	70	71
NSG Holdings II, LLC 7.75% 12/15/25 (f)	90	88
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(i)	500	455
		1,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
USI Holdings Corp.:
8.7438% 11/15/14 (f)(i)	$ 50	$ 43
9.75% 5/15/15 (f)	20	16
		59
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.95% 2/15/17	35	35
6.5% 1/15/18	285	301
Host Hotels & Resorts LP 6.875% 11/1/14	240	238
Liberty Property LP 6.625% 10/1/17	210	213
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	177
UDR, Inc. 5.5% 4/1/14	405	410
Ventas Realty LP:
6.5% 6/1/16	110	108
6.75% 4/1/17	60	59
		1,541
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (f)	190	143
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.875% 6/30/10	30	20
Residential Capital LLC 7.615% 5/22/09 (i)	95	70
		90
TOTAL FINANCIALS		12,328
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)	40	41
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (f)	35	35
		76
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15	80	80
DaVita, Inc. 7.25% 3/15/15	205	201
HCA, Inc.:
6.5% 2/15/16	160	133
9.125% 11/15/14	145	149
9.25% 11/15/16	275	284
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 30	$ 29
Skilled Healthcare Group, Inc. 11% 1/15/14	32	34
Tenet Healthcare Corp. 9.875% 7/1/14	170	161
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	110	105
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	40	40
8.7594% 6/1/15 (f)(i)	50	49
		1,265
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17	265	277
6.45% 9/15/37	195	211
		488
TOTAL HEALTH CARE		1,829
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)	855	838
8% 11/15/14 (f)	530	549
DRS Technologies, Inc. 7.625% 2/1/18	140	137
Esterline Technologies Corp. 6.625% 3/1/17	140	139
TransDigm, Inc. 7.75% 7/15/14	30	30
		1,693
Airlines - 0.1%
Continental Airlines, Inc.:
6.903% 4/19/22	20	18
7.339% 4/19/14	30	28
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	805	52
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	470	477
10.06% 1/2/16 (a)	32	30
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	61	59
		664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	$ 140	$ 139
ARAMARK Corp.:
8.4113% 2/1/15 (i)	30	29
8.5% 2/1/15	170	170
Cenveo Corp. 7.875% 12/1/13	260	232
Deluxe Corp. 7.375% 6/1/15	140	137
IKON Office Solutions, Inc. 7.75% 9/15/15	30	31
Rental Service Corp. 9.5% 12/1/14	30	28
		766
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17	20	20
7.6056% 4/1/15 (i)	55	55
		75
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37 (f)	245	256
General Electric Co. 5.25% 12/6/17	890	882
		1,138
Machinery - 0.0%
Esco Corp. 8.625% 12/15/13 (f)	15	15
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	30	30
		45
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11	20	21
Navios Maritime Holdings, Inc. 9.5% 12/15/14	90	92
		113
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.3688% 5/15/14 (i)	20	19
7.625% 5/15/14	30	29
Hertz Corp.:
8.875% 1/1/14	145	145
10.5% 1/1/16	60	62
		255
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	70	61
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)	$ 30	$ 28
VWR Funding, Inc. 10.25% 7/15/15 (f)	170	162
		251
TOTAL INDUSTRIALS		5,000
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29	45	36
6.5% 1/15/28	40	32
Nortel Networks Corp.:
9.4925% 7/15/11 (f)(i)	80	78
10.125% 7/15/13 (f)	70	71
10.75% 7/15/16 (f)	140	146
		363
Electronic Equipment & Instruments - 0.0%
NXP BV 7.9925% 10/15/13 (i)	55	52
Texas Competitive Electric Holdings Co. LLC 10.25% 11/1/15 (f)	130	123
Tyco Electronics Group SA 7.125% 10/1/37 (f)	140	147
		322
IT Services - 0.0%
Iron Mountain, Inc.:
6.625% 1/1/16	25	23
8.625% 4/1/13	20	20
SunGard Data Systems, Inc. 9.125% 8/15/13	190	194
		237
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	305
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	90
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	148
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145	133
9.125% 12/15/14 pay-in-kind	175	154
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
9.5694% 12/15/14 (i)	$ 150	$ 132
10.125% 12/15/16	70	61
		718
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	26
Open Solutions, Inc. 9.75% 2/1/15 (f)	280	259
Serena Software, Inc. 10.375% 3/15/16	70	71
		356
TOTAL INFORMATION TECHNOLOGY		2,301
MATERIALS - 0.2%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	135	106
10.75% 10/15/16	70	49
Lyondell Chemical Co.:
6.875% 6/15/17	70	79
8.25% 9/15/16	50	58
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	220	204
Phibro Animal Health Corp. 10% 8/1/13 (f)	60	61
PolyOne Corp. 8.875% 5/1/12	140	141
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	40	41
		739
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	15	14
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	140	134
		148
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	70	76
10.625% 9/1/16 (f)	100	115
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	85
8.375% 4/1/17	150	161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Novelis, Inc. 7.25% 2/15/15	$ 80	$ 75
PNA Group, Inc. 10.75% 9/1/16	35	34
Steel Dynamics, Inc. 7.375% 11/1/12 (f)	80	80
United States Steel Corp. 6.65% 6/1/37	335	313
Vale Overseas Ltd. 6.25% 1/23/17	485	493
		1,432
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	60	58
7.125% 1/15/17 (f)	70	68
9.5% 12/1/11	420	442
		568
TOTAL MATERIALS		2,887
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	1,100	1,202
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	100
British Telecommunications PLC 9.125% 12/15/30	625	837
Intelsat Bermuda Ltd. 8.886% 1/15/15 (i)	110	110
Intelsat Ltd. 9.25% 6/15/16	310	313
Level 3 Financing, Inc.:
8.75% 2/15/17	70	58
9.15% 2/15/15 (i)	70	58
9.25% 11/1/14	290	258
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	50	52
PAETEC Holding Corp. 9.5% 7/15/15 (f)	20	20
Qwest Corp.:
8.875% 3/15/12	205	220
8.9444% 6/15/13 (i)	710	724
SBC Communications, Inc.:
6.15% 9/15/34	750	751
6.45% 6/15/34	415	429
Sprint Capital Corp.:
6.875% 11/15/28	845	788
8.75% 3/15/32	278	302
Telecom Italia Capital SA 7.2% 7/18/36	385	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU 7.045% 6/20/36	$ 234	$ 260
Verizon Communications, Inc. 6.25% 4/1/37	187	196
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,176
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	60	65
Windstream Corp.:
7% 3/15/19	100	94
8.125% 8/1/13	55	56
8.625% 8/1/16	110	114
		8,600
Wireless Telecommunication Services - 0.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	55	58
Cricket Communications, Inc. 9.375% 11/1/14	100	93
Digicel Group Ltd.:
8.875% 1/15/15 (f)	150	135
9.125% 1/15/15 pay-in-kind (f)	100	90
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	145
MetroPCS Wireless, Inc. 9.25% 11/1/14	70	66
		587
TOTAL TELECOMMUNICATION SERVICES		9,187
UTILITIES - 0.4%
Electric Utilities - 0.2%
Commonwealth Edison Co. 5.4% 12/15/11	321	325
Edison Mission Energy 7.2% 5/15/19	210	202
EDP Finance BV 6% 2/2/18 (f)	380	383
Enel Finance International SA:
6.25% 9/15/17 (f)	195	200
6.8% 9/15/37 (f)	708	740
Energy Future Holdings:
10.875% 11/1/17 (f)	160	157
11.25% 11/1/17 pay-in-kind (f)	30	30
Illinois Power Co. 6.125% 11/15/17 (f)	165	168
Mirant Americas Generation LLC 8.3% 5/1/11	85	85
Nevada Power Co. 6.5% 5/15/18	165	170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	$ 235	$ 224
Reliant Energy, Inc. 7.875% 6/15/17	350	336
		3,020
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	335	317
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8% 10/15/17 (f)	130	129
8.75% 5/15/13 (f)	203	211
9.5% 6/1/09	452	460
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	206
7.375% 2/1/16	285	279
7.375% 1/15/17	275	269
		1,604
Multi-Utilities - 0.1%
CMS Energy Corp. 8.5% 4/15/11	400	428
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	445	462
		890
TOTAL UTILITIES		5,831
TOTAL NONCONVERTIBLE BONDS		59,440
TOTAL CORPORATE BONDS (Cost $63,176)		62,470
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 2/15/09	1,684	1,670
4.25% 5/15/09	7,840	7,893
5% 2/16/12	2,000	2,079
6.625% 9/15/09	6,110	6,413
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4% 6/12/13	$ 2,342	$ 2,329
5.25% 7/18/11	212	222
5.75% 1/15/12	2,024	2,163
6.625% 9/15/09	2,160	2,267
Tennessee Valley Authority 5.375% 4/1/56	405	424
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		25,460
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,301	3,292
2% 4/15/12	5,137	5,322
2% 1/15/14	19,751	20,443
2.375% 4/15/11	2,623	2,736
2.625% 7/15/17	2,012	2,191
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		33,984
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 6.25% 5/15/30	19,745	24,851
U.S. Treasury Notes:
3.875% 10/31/12 (g)	18,280	18,650
4.5% 4/30/12	2,458	2,569
4.875% 6/30/12	1,314	1,394
TOTAL U.S. TREASURY OBLIGATIONS		47,464
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $103,426)		106,908
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 1.1%
4.5% 4/1/20	199	197
5% 12/1/22 (g)	4,000	3,997
5.656% 7/1/37 (i)	128	129
6% 12/1/35 to 11/1/37	10,001	10,167
6.042% 4/1/36 (i)	90	92
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.236% 6/1/36 (i)	$ 32	$ 32
6.319% 4/1/36 (i)	82	84
TOTAL FANNIE MAE		14,698
Freddie Mac - 1.2%
5.76% 10/1/35 (i)	55	55
5.85% 6/1/36 (i)	104	106
6% 12/1/37 (g)	10,000	10,148
6% 12/1/37 (g)	6,000	6,089
6.046% 6/1/36 (i)	104	106
6.051% 7/1/37 (i)	522	530
6.081% 4/1/36 (i)	162	165
6.105% 6/1/36 (i)	91	93
TOTAL FREDDIE MAC		17,292
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $31,592)		31,990
Asset-Backed Securities - 0.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.1888% 11/25/50 (i)	42	37
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.8888% 1/25/32 (i)	27	26
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)	70	71
Class C, 5.77% 5/20/10 (f)	65	65
Class D, 6.15% 4/20/11 (f)	115	115
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (f)(i)	470	467
TOTAL ASSET-BACKED SECURITIES (Cost $888)		880
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (i)	$ 30	$ 30
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (i)	139	137
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (i)	149	148
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (i)	357	358
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1071% 6/25/35 (i)	116	114
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (i)	202	198
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (i)	81	81
PRIVATE SPONSOR		1,066
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	334	337
Series 2002-9 Class PC, 6% 3/25/17	63	64
TOTAL U.S. GOVERNMENT AGENCY		401
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,457)		1,467
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.5659% 8/1/24 (f)(i)	180	167
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	716	729
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7817% 1/15/37 (f)(i)(k)	6,289	137
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	104	105
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	392	475
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,550)		1,613
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (i)	$ 110	$ 103
Univision Communications, Inc.:
Tranche 1LN, term loan 7.2062% 9/29/14 (i)	290	266
Tranche DD 1LN, term loan 9/29/14 (l)	10	9
		378
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (i)	50	48
TOTAL CONSUMER DISCRETIONARY		426
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (l)	4	4
8.2675% 4/26/15 (i)	16	16
		20
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. Tranche B-B, term loan 7.455% 10/1/12 (i)	110	108
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 8.3963% 10/10/14 (i)	260	255
		363
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.96% 9/24/14 (i)	140	132
TOTAL INFORMATION TECHNOLOGY		495
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (i)	40	38
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telesat Holding, Inc. term loan:
7.9478% 10/31/14 (i)	$ 37	$ 36
8% 10/31/14 (i)(l)	3	3
		77
TOTAL FLOATING RATE LOANS (Cost $1,043)		1,018
Fixed-Income Funds - 21.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	217,979	20,218
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	279,765	27,271
Fidelity Corporate Bond 1-10 Year Central Fund (j)	660,641	65,972
Fidelity Mortgage Backed Securities Central Fund (j)	1,215,461	120,513
Fidelity Ultra-Short Central Fund (j)	680,878	60,870
TOTAL FIXED-INCOME FUNDS (Cost $304,987)		294,844
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 4.73% (b)	29,002,695	29,003
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	8,442,100	8,442
TOTAL MONEY MARKET FUNDS (Cost $37,445)		37,445
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,311,421)		1,438,607
NET OTHER ASSETS - (3.6)%		(49,347)
NET ASSETS - 100%		$ 1,389,260
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34

	Dec. 2034	$ 140	$ (40)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	0
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	5
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	500	3
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	300	(165)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (h)	Sept. 2037	200	(110)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(47)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	90	(14)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 40	$ (33)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(58)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(190)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	107	(32)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(92)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(164)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36

	Oct. 2036	$ 200	$ (132)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	300	(3)
TOTAL CREDIT DEFAULT SWAPS		3,407	(1,072)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	11
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	32
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	197
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	418
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	604
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	14,000	660
TOTAL INTEREST RATE SWAPS		42,500	1,922
		$ 45,907	$ 850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,484,000 or 1.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $17 and $16, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 271
Fidelity 2-5 Year Duration Securitized Bond Central Fund	370
Fidelity Cash Central Fund	203
Fidelity Corporate Bond 1-10 Year Central Fund	869
Fidelity Mortgage Backed Securities Central Fund	1,790
Fidelity Securities Lending Cash Central Fund	28
Fidelity Ultra-Short Central Fund	910
Total	$ 4,441
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 271	$ -	$ 20,218	0.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	26,989	370	-	27,271	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	54,534	10,872	-	65,972	0.8%
Fidelity Mortgage Backed Securities Central Fund	132,512	1,790	14,912	120,513	1.3%
Fidelity Ultra-Short Central Fund	64,377	-	-	60,870	0.6%
Total	$ 298,942	$ 13,303	$ 14,912	$ 294,844
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,313,671,000. Net unrealized appreciation aggregated $124,936,000, of which $201,157,000 related to appreciated investment securities and $76,221,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008